Collaborative Agreements: (Details Textual) - USD ($)				1 Months Ended			6 Months Ended	9 Months Ended	12 Months Ended
	Nov. 11, 2015	Oct. 09, 2015	May 15, 2014	Jun. 30, 2016	Mar. 30, 2015	Nov. 19, 2014	Jun. 30, 2014	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Collaborative Agreements [Line Items]
Estimated Budget For Services		$ 11,600,000
Payments for Advance to Affiliate	$ 1,875,861	$ 200,000
Service Fees	928,000
Pass Through Expenses	268,000
Investigator And Institute fees	680,000
Research and Development Expense [Member]
Collaborative Agreements [Line Items]
Percentage Of Expenses Of Total Amount Due								75.00%
January 2016 through September 2017 [Member]
Collaborative Agreements [Line Items]
Estimated Budget For Services	$ 9,500,000
Contract Research Organization [Member]
Collaborative Agreements [Line Items]
Commitment To Pay Fees			$ 715,159	$ 150,000
Reduction Of Commitment Fees						$ 657,238
Payments for Fees				$ 837,112					$ 687,112
Accounts Payable									377,225	$ 417,877
Worldwide Clinical Trials [Member]
Collaborative Agreements [Line Items]
Professional Fees					$ 300,000
Prepaid Expense								$ 1,050,000
Stanford Agreement [Member]
Collaborative Agreements [Line Items]
License Initiation Fee										60,850
Annual License Maintenance Fee								10,000	10,000	10,000
Milestone Payments Upon Achievement Of Certain Product										3,700,000
Payment For License Agreement Fees							$ 48,564
Mount Sinai Agreement [Member]
Collaborative Agreements [Line Items]
License Initiation Fee								$ 29,400	25,000	$ 25,000
Annual License Maintenance Fee									10,000
Milestone Payments Upon Achievement Of Certain Product									$ 3,500,000